Accruals and Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Accruals and Other Liabilities
Schedule of accruals and other liabilities

	December 31,	December 31,
	2022	2023
Payables for purchase of property, plant and equipment	4,172,758	4,445,749
Payable for R&D expenses	1,814,746	2,318,679
Salaries and benefits payable	1,525,366	1,902,119
Current portion of deferred revenue/income	1,273,779	1,945,021
Payables for marketing events	1,075,693	1,636,911
Advance from customers	833,779	911,006
Warranty liabilities	669,793	709,288
Accrued costs on purchase commitments	792,786	521,443
Accrued expenses	857,639	422,730
Interest payables	32,271	135,492
Current portion of finance lease liabilities	30,609	25,311
Other payables	575,143	582,605
Total	13,654,362	15,556,354